Borrowed Funds - Summary of Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Due within 12 months, Weighted average rate	2.12%	2.69%
Due beyond 12 months but within 2 years, Weighted average rate	2.14%	2.88%
Due beyond 2 years but within 3 years, Weighted average rate	0.99%	3.13%
Due beyond 3 years but within 4 years, Weighted average rate	1.34%	2.15%
Due beyond 4 years but within 5 years, Weighted average rate	3.26%	1.03%
Due beyond 5 years, Weighted average rate		3.61%
Due within 12 months	$ 101,492	$ 100,147
Due beyond 12 months but within 2 years	25,873	71,392
Due beyond 2 years but within 3 years	78,008	15,873
Due beyond 3 years but within 4 years	73,380	8,013
Due beyond 4 years but within 5 years	12,168	7,807
Due beyond 5 years		10,000
Total	290,921	213,232
Repurchase Agreements [Member]
Debt Instrument [Line Items]
Due within 12 months, Weighted average rate	2.34%	2.99%
Due beyond 12 months but within 2 years, Weighted average rate	4.12%	3.07%
Due beyond 2 years but within 3 years, Weighted average rate		4.12%
Due beyond 3 years but within 4 years, Weighted average rate	4.28%
Due beyond 4 years but within 5 years, Weighted average rate	4.49%	4.28%
Due beyond 5 years, Weighted average rate		4.49%
Due within 12 months	58,000	148,000
Due beyond 12 months but within 2 years	10,000	40,000
Due beyond 2 years but within 3 years		10,000
Due beyond 3 years but within 4 years	25,000
Due beyond 4 years but within 5 years	45,000	25,000
Due beyond 5 years		45,000
Total	138,000	268,000
ESOP Borrowings [Member]
Debt Instrument [Line Items]
Due within 12 months, Weighted average rate	4.68%	4.68%
Due beyond 12 months but within 2 years, Weighted average rate	4.68%	4.68%
Due beyond 2 years but within 3 years, Weighted average rate	4.68%	4.68%
Due beyond 3 years but within 4 years, Weighted average rate		4.68%
Due within 12 months	1,000	1,000
Due beyond 12 months but within 2 years	1,000	1,000
Due beyond 2 years but within 3 years	250	1,000
Due beyond 3 years but within 4 years		250
Total	2,250	3,250
Corporate Borrowings [Member]
Debt Instrument [Line Items]
Due within 12 months, Weighted average rate	3.75%
Due beyond 12 months but within 2 years, Weighted average rate	3.75%
Due beyond 2 years but within 3 years, Weighted average rate	3.75%
Due beyond 3 years but within 4 years, Weighted average rate	3.75%
Due beyond 4 years but within 5 years, Weighted average rate	3.75%
Due within 12 months	1,000
Due beyond 12 months but within 2 years	1,000
Due beyond 2 years but within 3 years	1,000
Due beyond 3 years but within 4 years	1,000
Due beyond 4 years but within 5 years	5,973
Total	9,973
Borrowings for Joint Ventures [Member]
Debt Instrument [Line Items]
Due beyond 4 years but within 5 years, Weighted average rate		3.75%
Due beyond 4 years but within 5 years		74
Total		74
Junior Subordinated Notes [Member]
Debt Instrument [Line Items]
Due beyond 5 years, Weighted average rate	2.06%	2.41%
Due beyond 5 years	$ 36,083	$ 46,393